Cover	Jun. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-37897
Entity Registrant Name	OBALON THERAPEUTICS, INC.
Entity Central Index Key	0001427570
Entity Tax Identification Number	26-1828101
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5421 Avenida Encinas
Entity Address, Address Line Two	Suite F
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	607-5164
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OBLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true